FAIR VALUE MEASUREMENT (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other income, net	CAD (13.9)	CAD (2.2)
Currency Contracts [Member]
Other income, net	(13.9)	(2.2)
Commodity Swap Contracts, Pulp Hedges [Member]
Other income, net	0.0	0.1
Commodity Swap Contracts, Natural Gas Hedges [Member]
Other income, net	CAD 0.0	CAD (0.1)